UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen AMT-Free Municipal Income Fund (NEA)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.2% (99.7% of Total Investments)
	MUNICIPAL BONDS – 146.2% (99.7% of Total Investments)
	Alabama – 1.6% (1.1% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 1,013,290
	2006C-2, 5.000%, 11/15/36 (UB)
2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 (Pre-refunded	8/15 at 100.00	AA+ (4)	2,356,926
	8/01/15) – AMBAC Insured
5,375	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/14 at 100.00	Ba2	4,959,996
	Series 2003, 5.750%, 6/01/27
3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24	6/15 at 100.00	A1 (4)	3,987,825
	(Pre-refunded 6/01/15) – NPFG Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	A	1,391,206
1,040	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	A	1,025,658
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	3/15 at 100.00	AAA	2,725,120
	2005, 5.000%, 3/01/25 (Pre-refunded 3/01/15) – AGM Insured
17,350	Total Alabama			17,460,021
	Alaska – 0.2% (0.1% of Total Investments)
2,540	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	1,954,428
	Series 2006A, 5.000%, 6/01/32
	Arizona – 4.8% (3.3% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa1	1,438,918
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,455	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	2,513,724
	2012A, 5.000%, 1/01/43
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	3,061,044
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	3,764,775
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	8,036,250
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,
	Series 2005:
4,370	4.750%, 7/01/25 – NPFG Insured	7/15 at 100.00	AAA	4,622,892
12,365	4.750%, 7/01/27 – NPFG Insured (UB)	7/15 at 100.00	AAA	12,996,852
	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	7,419,412
5,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	5,630,050
3,530	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	A–	3,574,090
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
49,525	Total Arizona			53,058,007
	Arkansas – 1.3% (0.9% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AA– (4)	5,843,010
	Series 2004, 5.250%, 6/01/25 (Pre-refunded 6/01/14) – AGM Insured
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A+	4,225,744
	5/15/23 – AMBAC Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	Aa2 (4)	2,072,700
2,000	5.000%, 11/01/28 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	Aa2 (4)	2,072,700
13,765	Total Arkansas			14,214,154
	California – 19.8% (13.5% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	8,712,246
	1999A, 0.000%, 10/01/32 – NPFG Insured
2,735	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	2,838,274
	2013S-4, 5.250%, 4/01/53
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
20	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	20,812
110	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	114,466
1,870	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	1,945,922
10	5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	10,406
50	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	Aa1 (4)	52,030
940	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA	978,164
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3 (4)	1,403,766
	5.000%, 10/01/33 (Pre-refunded 10/01/15) – NPFG Insured
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard
	Children’s Hospital, Series 2012A:
2,000	5.000%, 8/15/51	8/22 at 100.00	AA	2,046,700
3,000	5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	3,070,050
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	550,760
	Series 2013A, 5.000%, 7/01/37
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A,	11/21 at 100.00	AA–	1,757,059
	5.000%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
1,285	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA–	1,335,937
525	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA–	545,811
485	9.325%, 2/15/20 (IF) (5)	No Opt. Call	AA–	504,206
5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	6/14 at 100.00	A2	5,014,400
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,031
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AA+ (4)	7,556,234
	4/01/14) – AMBAC Insured
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	11,510,200
	2011A, 6.000%, 8/15/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,895	5.250%, 7/01/30	7/15 at 100.00	BBB–	3,918,019
5,000	5.250%, 7/01/35	7/15 at 100.00	BBB–	5,001,100
5,000	5.000%, 7/01/39	7/15 at 100.00	BBB–	4,653,200
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing Set-Aside,	8/14 at 100.00	A	2,916,809
	Series 2002D, 5.000%, 8/01/26 – NPFG Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,327,077
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	1,786,678
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AA– (4)	1,037,602
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 (Pre-refunded
	10/01/14) – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,510	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,517,565
4,510	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,560,332
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,775,720
	5.000%, 9/01/27 – AMBAC Insured
15,065	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	15,095,733
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
8,790	4.500%, 6/01/27	6/17 at 100.00	B	7,569,157
3,990	5.000%, 6/01/33	6/17 at 100.00	B	3,065,557
250	5.125%, 6/01/47	6/17 at 100.00	B	181,118
3,040	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	2,114,138
	11/01/23 – AGM Insured
2,110	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	2,495,413
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
6,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	6,356,820
	2012B, 5.000%, 7/01/43
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	4,388,120
	5.000%, 7/01/24 – FGIC Insured
3,545	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,772,606
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	AA (4)	4,472,275
	5.875%, 12/01/30 (Pre-refunded 12/01/21)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	5,855,950
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,745	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	2,014,777
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	1,717,598
	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A	1,140,283
1,255	5.250%, 6/01/21 – AMBAC Insured	6/14 at 100.00	A	1,270,612
7,255	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	9,350,679
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	863,568
	Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation	8/21 at 100.00	AA–	1,038,950
	Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured
390	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	401,170
	2013A, 5.750%, 6/01/44
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	6/14 at 100.00	N/R	736,419
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
7,170	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	9,224,779
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,523,915
	7.500%, 12/01/41
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,740,543
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	747,151
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,126,760
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
29,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	10,205,970
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	1,250,393
23,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	6,765,851
4,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	4,048,920
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
12,580	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	11,299,230
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	3,620,623
	2006A, 0.000%, 9/01/21 – NPFG Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	7/14 at 100.00	A+	1,058,661
	1/01/28 – NPFG Insured
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA (4)	3,858,120
	5.000%, 8/01/28 (Pre-refunded 8/01/15) – NPFG Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/21 at 100.00	AA–	4,433,052
	Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 – AGM Insured
268,190	Total California			217,271,487
	Colorado – 6.7% (4.6% of Total Investments)
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	1,465,211
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	6/14 at 100.00	A	3,409,256
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA	7,926,975
	Series 2006C-1, Trust 1090, 15.081%, 10/01/41 – AGM Insured (IF) (5)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,121,350
	Series 2013A, 5.250%, 1/01/45
425	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	442,336
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
5,000	Colorado Health Facilities Authority, Revenue Bonds, Children’s Hospital Colorado Project,	12/23 at 100.00	A+	5,120,650
	Series 2013A, 5.000%, 12/01/36
2,915	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA–	3,209,328
	Obligation Bonds, Series 2013, 5.000%, 12/01/27 – AGM Insured
4,835	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,999,197
	5.000%, 11/15/43
35,285	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	14,119,646
	9/01/30 – NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	A	870,986
	NPFG Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	Aa2 (4)	4,591,772
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	2,605,575
5,125	5.000%, 12/15/23 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	5,341,429
4,065	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	4,236,665
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	2,874,379
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	Aa2 (4)	1,446,434
	2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – NPFG Insured
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	A+	4,045,080
25	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	26,050
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
1,285	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	1,365,235
690	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	733,084
94,840	Total Colorado			73,950,638
	Delaware – 0.3% (0.2% of Total Investments)
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	2,971,703
	5.000%, 7/01/32
	District of Columbia – 1.2% (0.8% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	1,084,675
	Issue, Series 2013, 5.000%, 10/01/45
10,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	8,288,795
	AMBAC Insured
7,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second Senior	No Opt. Call	AA–	1,899,170
	Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
2,395	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,507,349
	Tender Option Bond Trust 1606, 11.881%, 10/01/30 – AMBAC Insured (IF) (5)
20,795	Total District of Columbia			13,779,989
	Florida – 10.4% (7.1% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	Aa3	1,062,150
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	11,401,390
	AGM Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	AA	1,642,200
3,000	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	AA	3,167,730
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	3,576,069
	Series 2013, 6.125%, 11/01/43
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	412,508
	(Pre-refunded 10/01/14) – NPFG Insured
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,051,532
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,406,260
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	508,480
	NPFG Insured
50	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	54,015
	Series 1987G-1, 8.595%, 11/01/17
2,100	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23	2/15 at 100.00	A	2,171,064
185	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23	2/15 at 100.00	A (4)	193,758
	(Pre-refunded 2/01/15)
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	No Opt. Call	AAA	3,182,475
	Trust 2929, 17.566%, 12/01/16 – AGC Insured (IF) (5)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	No Opt. Call	A1	2,308,678
	Facilities Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	362,226
	AGM Insured
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	AA– (4)	195,005
	Health System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	424,664
	5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,632,235
	2011, 5.000%, 11/15/24
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	A–	1,771,001
	AMBAC Insured
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	507,270
	NPFG Insured
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,339,464
	6.000%, 2/01/30 – AGM Insured
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	AA–	10,408,500
	5.000%, 7/01/35
6,350	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	11/16 at 100.00	AA+	6,723,253
	11/01/31 – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	4,131,280
	5.000%, 10/01/35 – AGM Insured
5,720	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 –	7/15 at 100.00	AA	5,950,745
	AGM Insured
1,850	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B,	10/22 at 100.00	A+	1,887,037
	5.000%, 10/01/37
1,550	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	1,603,196
	5.000%, 7/01/42
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA–	589,035
	5.250%, 10/01/22 – AGM Insured
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	5,943,504
	5.000%, 10/01/42
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	720,173
	Series 2012A, 5.000%, 10/01/42
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AA–	3,442,454
	NPFG Insured
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	Aa3	1,130,730
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	1,020,240
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
480	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 –	9/18 at 100.00	AA–	527,894
	AGC Insured
1,730	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A+ (4)	1,785,412
	(Pre-refunded 10/01/14) – AMBAC Insured
4,000	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA– (4)	4,081,040
	Series 2004A, 5.000%, 7/01/24 (Pre-refunded 7/01/14) – AGM Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	2,110,340
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	1,259,928
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	10,005,476
	2012B, 5.000%, 7/01/42
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA–	1,586,805
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
109,320	Total Florida			114,277,216
	Georgia – 2.6% (1.8% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,801,709
6,950	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA–	7,173,999
	AGM Insured
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	3,150,840
	AGM Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	1,604,029
	4.000%, 8/01/26
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,084,480
	Series 2004, 5.000%, 7/15/24 – NPFG Insured
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	Aa2	1,481,727
	AGM Insured
1,075	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	Aa2	973,101
	East Issue, Series 2012, 4.250%, 11/15/42
2,805	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36	2/18 at 100.00	AAA	3,052,597
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,642,694
	2/01/27 – BHAC Insured
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,675,825
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
27,440	Total Georgia			28,641,001
	Guam – 0.2% (0.1% of Total Investments)
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,050,706
	5.500%, 7/01/43
	Hawaii – 0.0% (0.0% of Total Investments)
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific
	University, Series 2013A:
200	6.625%, 7/01/33	7/23 at 100.00	BB+	203,026
125	6.875%, 7/01/43	7/23 at 100.00	BB+	126,739
325	Total Hawaii			329,765
	Idaho – 0.2% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	2,140,743
	2012A, 5.000%, 3/01/47 – AGM Insured
	Illinois – 13.0% (8.8% of Total Investments)
4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,384,120
	FGIC Insured
2,240	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	A	2,319,654
	6.250%, 1/01/15 – NPFG Insured
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA–	3,832,745
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	13,464,442
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	1,538,291
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
4,735	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	4,898,263
	Colleges, Series 2013, 5.250%, 12/01/43
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,650	5.125%, 12/01/20 – AGM Insured (ETM)	12/14 at 100.00	A2 (4)	1,693,412
1,475	5.125%, 12/01/23 – AGM Insured (ETM)	12/14 at 100.00	A2 (4)	1,504,397
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,635	5.125%, 12/01/20 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	A2 (4)	1,702,803
1,465	5.125%, 12/01/23 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	A2 (4)	1,525,754
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	20,686,973
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
2,050	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	2,116,174
	Series 2002, 5.500%, 11/01/36
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	A–	4,067,028
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	5,124,265
	5.000%, 6/01/42
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	2,683,340
1,015	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,079,463
	6.000%, 7/01/43
3,560	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA–	3,876,769
	AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,057,580
	2011C, 5.500%, 8/15/41
9,510	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	9,705,050
5,045	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AA (4)	5,746,305
	1993A, 6.250%, 4/01/18 – AGM Insured (ETM)
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AA– (4)	1,991,730
	1992AA, 6.550%, 6/01/14 – NPFG Insured (ETM)
6,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	6,614,920
	2/01/35 – FGIC Insured
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	A–	2,703,500
4,500	5.000%, 3/01/27	3/22 at 100.00	A–	4,750,380
1,125	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,174,084
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	5,237,200
	5.250%, 1/01/39 – AGM Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	4,919,450
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52 (UB) (5)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	5,590,530
5,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	783,050
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	5,185,419
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,747,731
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
3,500	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 (Pre-refunded	12/14 at 100.00	AAA	3,640,945
	12/01/14) – AGM Insured
4,050	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	4,032,140
	Inc., Series 2013, 7.625%, 11/01/48
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	AA–	2,205,136
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured
176,175	Total Illinois			142,583,043
	Indiana – 6.0% (4.1% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	Aaa	2,156,257
2,215	5.000%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	Aaa	2,268,935
4,725	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	4,696,319
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,421,550
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	Aa2	10,586,500
	5.250%, 12/01/38 (UB)
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	5,139,050
	2011B, 5.000%, 10/01/41
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,216,727
	2012A, 5.000%, 10/01/37
2,045	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	2,166,902
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
8,310	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	8,517,750
	NPFG Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,055,935
1,060	5.250%, 11/15/20 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,102,750
1,100	5.250%, 11/15/21 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,144,363
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	6,198,999
	AMBAC Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A:
3,000	5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	3,192,750
5,000	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	5,321,250
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AA–	1,042,460
	Bonds, Series 2003, 5.250%, 1/15/21 – AGM Insured
7,860	Saint Joseph County Hospital Authority, Indiana, Revenue Bonds, Beacon Health System Obligated	8/23 at 100.00	AA–	6,717,706
	Group, Series 2013C, 4.000%, 8/15/44
500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	464,430
	5.800%, 9/01/47
68,765	Total Indiana			66,410,633
	Iowa – 1.4% (1.0% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	4,113,040
425	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	396,185
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
7,125	5.375%, 6/01/38	6/15 at 100.00	B+	5,550,233
185	5.625%, 6/01/46	6/15 at 100.00	B+	143,917
6,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,614,620
	5.600%, 6/01/34
18,335	Total Iowa			15,817,995
	Kansas – 0.3% (0.2% of Total Investments)
630	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/14 at 101.50	AA	645,070
	Development Facilities Projects, Series 2003C, Reg S, 5.000%, 10/01/22 – AMBAC Insured
2,010	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health	11/22 at 100.00	A2	2,047,064
	Care Inc., Series 2013J, 5.000%, 11/15/38
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
470	5.000%, 9/01/31 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (4)	483,310
515	5.000%, 9/01/31 (Pre-refunded 9/01/14)	9/14 at 100.00	A2 (4)	529,626
3,625	Total Kansas			3,705,070
	Kentucky – 1.2% (0.8% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A	2,896,159
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project	9/17 at 100.00	A	5,144,200
	Series 2007A, 5.000%, 9/01/37 – NPFG Insured
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown
	Crossing Project, Convertible Capital Appreciation Series 2013C:
2,575	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,453,021
4,430	0.000%, 7/01/46	7/31 at 100.00	Baa3	2,475,041
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown
	Crossing Project, Series 2013A:
1,115	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,151,349
220	6.000%, 7/01/53	7/23 at 100.00	Baa3	229,200
19,350	Total Kentucky			13,348,970
	Louisiana – 5.4% (3.7% of Total Investments)
4,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	4,365,358
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	719,258
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA–	5,351,750
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
4,450	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (4)	4,540,202
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
5,870	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	6,063,475
	5.000%, 7/01/36
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	2,090,940
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,010	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,070,731
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,342,887
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
9,000	5.000%, 5/01/36 – AGM Insured	No Opt. Call	Aa1	9,519,750
8,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	8,634,675
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	14,277,696
57,645	Total Louisiana			58,976,722
	Maine – 0.1% (0.1% of Total Investments)
1,010	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	976,741
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maryland – 0.5% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,838,759
	9/01/26 – SYNCORA GTY Insured
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	AA–	1,225,212
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
2,705	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	2,732,645
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,770	Total Maryland			5,796,616
	Massachusetts – 3.2% (2.2% of Total Investments)
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	5,821,200
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	1,267,709
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,440,220
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	3,750,808
	System, Tender Option Bond Trust 3627, 13.956%, 7/01/29 (IF)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	4,723,136
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	No Opt. Call	AA+	9,969,450
	Trust 14021, 9.343%, 2/15/20 (IF)
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AA+	3,914,690
	Trust 3091, 13.494%, 8/15/37 – AMBAC Insured (IF)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	1,746,476
	8/01/46 – AGM Insured (UB) (5)
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA–	543,845
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
30,725	Total Massachusetts			35,177,534
	Michigan – 2.3% (1.6% of Total Investments)
1,220	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,129,622
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BB–	9,242,500
4,465	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003C,	7/14 at 100.00	A	4,373,289
	5.000%, 7/01/22 – NPFG Insured
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	1,333,397
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	2,031,880
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
180	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	202,468
820	5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	836,539
6,500	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	6/14 at 100.00	A	6,501,690
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
26,500	Total Michigan			25,651,385
	Minnesota – 0.1% (0.0% of Total Investments)
870	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	874,272
	Community, Series 2012B, 4.875%, 5/01/19
	Missouri – 0.7% (0.5% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1 (4)	1,101,810
	Bonds, Series 2006, 5.250%, 3/01/25 (Pre-refunded 3/01/16) – NPFG Insured
6,165	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	6,365,178
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	226,235
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
7,385	Total Missouri			7,693,223
	Montana – 0.1% (0.1% of Total Investments)
1,460	Montana State University, General Revenue Bonds, Series 2013A, 4.500%, 11/15/38	11/23 at 100.00	Aa3	1,509,596
	Nebraska – 0.4% (0.2% of Total Investments)
2,560	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	2,592,614
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	1,338,492
	Tender Option Bond Trust 11673, 20.138%, 8/01/40 – AMBAC Insured (IF)
3,425	Total Nebraska			3,931,106
	Nevada – 1.8% (1.2% of Total Investments)
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	2,195,720
	AGM Insured
12,260	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	12,819,914
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/24 –	7/14 at 100.00	A+	3,337,334
	FGIC Insured
950	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	995,087
	5.000%, 6/01/42
18,490	Total Nevada			19,348,055
	New Jersey – 7.1% (4.9% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
1,275	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	1,315,889
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,321,843
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa3	1,617,361
	Series 2004, 5.000%, 1/15/22 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
2,675	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	2,722,749
4,445	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	4,520,609
1,200	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	1,217,508
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	763,394
	University Hospital, Series 2013A, 5.500%, 7/01/43
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AA–	3,324,475
	10/01/15 – AGM Insured
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	2,775,100
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	7,598,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	2,827,400
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA	10,939,320
	5.000%, 12/15/34 – AMBAC Insured
9,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A+	9,358,290
	5.000%, 6/15/38
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	16,347,800
	AGM Insured
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	1,551,030
330	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.579%,	7/22 at 100.00	A+	382,681
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,065	4.500%, 6/01/23	6/17 at 100.00	B1	1,944,466
785	4.625%, 6/01/26	6/17 at 100.00	B1	681,270
3,300	4.750%, 6/01/34	6/17 at 100.00	B2	2,439,624
5,000	5.000%, 6/01/41	6/17 at 100.00	B2	3,701,200
103,680	Total New Jersey			78,350,009
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AAA	1,437,767
1,050	5.000%, 6/01/24 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AAA	1,066,895
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa2	2,100,020
	5.000%, 6/15/25 – NPFG Insured
1,975	New Mexico State University, Revenue Bonds, Series 2004B, 5.000%, 4/01/19 (Pre-refunded	4/14 at 100.00	AA (4)	1,991,136
	4/01/14) – AMBAC Insured
2,725	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%,	5/19 at 100.00	AA–	3,110,724
	5/15/21 – AGM Insured
9,165	Total New Mexico			9,706,542
	New York – 8.0% (5.5% of Total Investments)
2,115	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	2,193,255
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,240,450
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	AA–	7,928,238
	2010, 5.500%, 7/01/43 – AGM Insured
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,383,296
	2012A, 5.000%, 7/01/42
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,045,770
	2005F, 5.000%, 3/15/24 – AMBAC Insured
1,300	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,406,808
	2011A, 5.750%, 2/15/47
8,160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	8,095,618
	2/15/47 – NPFG Insured
11,415	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	12,294,868
	5.000%, 12/01/25 – FGIC Insured
2,830	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	2,924,465
	5.000%, 5/01/38
5,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	5,167,100
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured
3,490	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	No Opt. Call	AA	3,611,278
	AGM Insured
1,510	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21	11/14 at 100.00	Aa2 (4)	1,565,206
	(Pre-refunded 11/01/14) – AGM Insured
665	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/24	11/14 at 100.00	AA	685,562
585	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/24	11/14 at 100.00	AA (4)	606,388
	(Pre-refunded 11/01/14)
6,165	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	6,253,529
	5.000%, 11/15/44 – AMBAC Insured
10,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	10,720,600
	Series 2005, 5.250%, 10/01/35
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/22 at 100.00	AAA	5,883,736
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Tender Option Bond Trust 2012-9W, 13.874%, 6/15/26 (IF) (5)
355	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/14 at 100.00	AA–	355,820
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
1,850	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,950,492
	2005B, 5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	3,725,362
	Option Bond Trust 09-6W, 13.241%, 3/15/37 (IF) (5)
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, St. Joseph’s Hospital Health	7/22 at 100.00	BB	1,769,337
	Center Project, Series 2012, 5.000%, 7/01/42
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
775	5.000%, 11/15/28	No Opt. Call	A+	855,794
5,545	0.000%, 11/15/31	No Opt. Call	A+	2,462,313
405	0.000%, 11/15/32	No Opt. Call	A+	169,164
86,285	Total New York			88,294,449
	North Carolina – 2.1% (1.4% of Total Investments)
785	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30	7/15 at 100.00	Aa3	815,026
465	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30	7/15 at 100.00	Aa3 (4)	497,364
	(Pre-refunded 7/15/15)
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	4,374,641
	43W, 13.725%, 7/01/38 (IF) (5)
1,195	Dare County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA– (4)	1,215,303
	(Pre-refunded 6/01/14) – AMBAC Insured
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (4)	2,252,123
2,335	5.000%, 5/01/24 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (4)	2,363,464
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	5,201,800
	Health System, Series 2012A, 5.000%, 6/01/42
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	1,489,760
	Refunding Series 2012A, 5.000%, 6/01/36
1,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	1,529,490
	WakeMed, Series 2012A, 5.000%, 10/01/38
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,184,444
	5/01/22 – AMBAC Insured
21,565	Total North Carolina			22,923,415
	North Dakota – 0.7% (0.5% of Total Investments)
5,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	BBB+	4,859,450
	Project, Refunding Series 2012A, 4.500%, 7/01/32
1,130	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,129,921
	Group, Series 2012, 5.000%, 12/01/35
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,422,698
	Project, Series 2013, 7.750%, 9/01/38
7,550	Total North Dakota			7,412,069
	Ohio – 6.0% (4.1% of Total Investments)
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	323,875
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	681,512
960	4.000%, 5/01/33	5/22 at 100.00	AA–	896,803
800	5.000%, 5/01/42	5/22 at 100.00	AA–	824,200
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
25	5.375%, 6/01/24	6/17 at 100.00	B–	21,695
3,755	5.125%, 6/01/24	6/17 at 100.00	B–	3,166,254
710	5.875%, 6/01/30	6/17 at 100.00	B	572,530
13,445	5.750%, 6/01/34	6/17 at 100.00	B	10,469,353
2,485	5.875%, 6/01/47	6/17 at 100.00	B	1,985,018
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	5,947,276
	Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,504,247
	Improvement Series 2012A, 5.000%, 11/01/42
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A:
7,825	4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	7,827,739
4,605	4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	A+	4,606,612
6,920	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	7,205,104
	2013A, 5.000%, 1/01/38 (Mandatory put 1/01/23)
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	6,854,160
	Series 2007, 5.250%, 12/01/31 – AGM Insured
4,795	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,896,175
	2013A-1, 5.000%, 2/15/48
3,960	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	2,580,811
	Convertible Series 2013A-3, 0.000%, 2/15/36
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
400	5.750%, 12/01/32	12/22 at 100.00	N/R	377,160
260	6.000%, 12/01/42	12/22 at 100.00	N/R	244,096
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA–	4,925,177
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
69,545	Total Ohio			65,909,797
	Oklahoma – 0.7% (0.5% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
6,000	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	6,350,760
1,610	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	1,692,770
7,610	Total Oklahoma			8,043,530
	Oregon – 0.3% (0.2% of Total Investments)
2,500	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	No Opt. Call	A+	2,672,475
1,000	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA–	1,057,060
3,500	Total Oregon			3,729,535
	Pennsylvania – 7.8% (5.3% of Total Investments)
3,545	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	A1	3,786,202
	12/01/23 – NPFG Insured
7,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	7,160,510
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	4,318,840
	5.000%, 6/01/26 – AGM Insured (UB)
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	2,167,351
	System Project, Series 2012A, 5.000%, 6/01/42
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+	4,637,240
	5.000%, 8/01/24 – AMBAC Insured
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	3,636,850
	5.000%, 1/01/40 – AGM Insured
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%,	12/21 at 100.00	A1	3,986,720
	12/01/44 – AGM Insured
4,585	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	4,655,655
	Concession, Series 2013A, 5.125%, 12/01/47
1,045	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,116,969
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (UB) (5)
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	5,462,199
	2005A, 5.000%, 5/01/28 – NPFG Insured
7,275	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	7,277,474
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
2,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,258,361
	AMBAC Insured
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	3,534,020
	6/01/33 – AGM Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA–	5,348,338
3,000	5.000%, 9/01/25 – AGM Insured	9/14 at 100.00	AA–	3,062,280
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	2/14 at 100.00	AA–	2,005,600
	5.000%, 8/01/32 – AGM Insured
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	3,040,372
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
335	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BB+	286,492
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,591,298
3,310	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	3,817,522
	8/01/27 – AMBAC Insured (ETM)
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	3,609,757
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA	4,092,796
	5.000%, 1/15/25 – AGM Insured (UB)
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 –	12/21 at 100.00	AA–	1,197,293
	AGM Insured
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,541,238
	AMBAC Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	1,695,602
	Series 2012B, 4.000%, 1/01/33
82,170	Total Pennsylvania			85,286,979
	Puerto Rico – 2.3% (1.6% of Total Investments)
2,175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	1,955,477
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	987,520
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	4,850,177
	2010C, 5.125%, 8/01/42 – AGM Insured
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,352,560
	0.000%, 8/01/39
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,000	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,432,360
17,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,115,820
32,495	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	3,765,846
88,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	5,706,800
810	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	797,583
	5.500%, 7/01/17 – NPFG Insured
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa1 (4)	1,388,004
	5.500%, 7/01/17 – NPFG Insured (ETM)
174,030	Total Puerto Rico			25,352,147
	Rhode Island – 1.0% (0.7% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
795	6.125%, 6/01/32	6/14 at 100.00	BBB+	794,936
10,225	6.250%, 6/01/42	6/14 at 100.00	BBB–	10,061,196
11,020	Total Rhode Island			10,856,132
	South Carolina – 2.3% (1.6% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	5,158,550
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006:
8,000	5.000%, 12/01/24	12/16 at 100.00	AA	8,756,160
1,955	5.000%, 12/01/28 – AGM Insured	12/16 at 100.00	AA	2,104,401
900	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	2/23 at 100.00	A	914,643
	Electric and Gas Company, Series 2013, 4.000%, 2/01/28
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	418,759
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
3,475	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,614,452
	5.125%, 12/01/43
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	4,699,755
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
24,205	Total South Carolina			25,666,720
	Tennessee – 1.1% (0.7% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	AA	3,168,840
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 –
	AMBAC Insured
5,085	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	5,208,413
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
1,200	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,200,636
	Revenue Bonds, Series 2012A, 4.000%, 9/01/40
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22	10/14 at 100.00	AA (4)	2,121,459
	(Pre-refunded 10/01/14) – AGM Insured
11,340	Total Tennessee			11,699,348
	Texas – 8.0% (5.4% of Total Investments)
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	3,189,239
	AGM Insured
365	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	354,660
	5.000%, 1/01/43
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	1,783,895
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,552,185
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	789,740
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 (Pre-refunded 7/15/14) – AGM Insured	7/14 at 100.00	AA– (4)	3,552,110
3,645	5.000%, 7/15/23 (Pre-refunded 7/15/14) – AGM Insured	7/14 at 100.00	AA– (4)	3,725,883
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 –	10/17 at 100.00	AAA	10,121,100
	AMBAC Insured (UB)
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A+	1,570,440
2,735	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	2,872,434
	Trust 2013- 9A, 18.365%, 4/01/53 (IF)
5,625	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	A	5,757,075
	NPFG Insured
4,040	Harris County, Texas, Subordinate Lien Unlimited Tax Toll Road Revenue Bonds, Tender Options	No Opt. Call	Aaa	6,375,524
	Bond Trust 3028, 14.231%, 8/15/28 – AGM Insured (IF)
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	2,029,480
	5.250%, 5/15/25 – NPFG Insured
805	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AA–	899,829
	AGM Insured
4,550	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B,	7/22 at 100.00	A+	4,810,624
	5.000%, 7/01/31
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	2,948,007
	Refunding Series 2012A, 5.000%, 8/01/46
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%,	3/21 at 100.00	AA–	2,444,107
	3/01/41 – AGM Insured
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	Baa2	1,840,111
1,800	6.125%, 12/01/38	12/25 at 100.00	Baa2	1,861,884
3,845	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	4,057,744
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	4,455,165
	12/15/36 – AGM Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/14 at 103.00	Aa1	4,317,995
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa3	2,549,105
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A2	3,563,137
	Bonds, Hendrick Medical Center, Series 2013, 5.500%, 9/01/43
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
2,200	5.000%, 12/15/30	No Opt. Call	A3	2,225,014
740	5.000%, 12/15/32	No Opt. Call	A3	743,115
4,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	4,300,640
	2012A, 5.000%, 4/01/42
2,855	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	2,862,566
	Refunding Series 2012A, 5.000%, 8/15/41
83,161	Total Texas			87,552,808
	Utah – 0.8% (0.6% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA	6,066,547
	5.000%, 3/01/33 – AGC Insured
2,880	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	2,974,320
8,640	Total Utah			9,040,867
	Vermont – 1.0% (0.6% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	AA–	5,153,200
	5.000%, 10/01/43 – AGM Insured
5,100	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	Aa3	5,340,822
	10/01/35 – NPFG Insured
10,100	Total Vermont			10,494,022
	Virginia – 1.3% (0.9% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	209,148
	Appreciation Series 2012B, 0.000%, 7/15/40
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
4,000	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	A+	4,243,320
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A+	5,296,350
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 (Pre-refunded 6/15/14) – AGM Insured	6/14 at 100.00	AA+ (4)	1,171,850
500	5.250%, 12/15/23 (Pre-refunded 6/15/14) – AGM Insured	6/14 at 100.00	AA+ (4)	509,500
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	253,132
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA– (4)	5,992
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
2,465	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	2,375,348
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
955	0.000%, 7/01/34	No Opt. Call	BBB–	276,998
520	0.000%, 7/01/35	No Opt. Call	BBB–	141,289
1,350	0.000%, 7/01/37	No Opt. Call	BBB–	311,445
16,620	Total Virginia			14,794,372
	Washington – 4.2% (2.8% of Total Investments)
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,193,400
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 13.831%, 1/01/26 – AGM	1/17 at 100.00	AA+	5,980,700
	Insured (IF)
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	3,151,050
1,560	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	A+	1,686,064
	5.000%, 8/01/31
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 18.055%,	6/17 at 100.00	Aaa	1,590,150
	6/01/31 – AMBAC Insured (IF)
4,900	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	5,103,154
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	9,072,300
	Series 2012A, 4.250%, 10/01/40
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	1,325,213
	Refunding Series 2012B, 5.000%, 10/01/30
3,290	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	3,379,422
	Series 2012A, 5.000%, 10/01/42
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,587,245
46,105	Total Washington			46,068,698
	West Virginia – 1.9% (1.3% of Total Investments)
16,800	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	17,419,080
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,278,580
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
19,800	Total West Virginia			20,697,660
	Wisconsin – 1.8% (1.2% of Total Investments)
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	Aa3	4,207,379
	2013A, 5.000%, 4/01/38
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,041,857
	Obligated Group, Series 2012A, 5.000%, 4/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,023,450
	Series 2011A, 5.250%, 10/15/39
4,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,386,291
	Series 2012, 5.000%, 6/01/39
2,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	A2	2,597,689
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	A+	2,720,331
	Inc., Refunding 2012C, 5.000%, 8/15/32
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	4,095,120
19,200	Total Wisconsin			20,072,117
	Wyoming – 1.1% (0.8% of Total Investments)
9,675	Sweetwater County, Wyoming, Hospital Revenue Refunding Bonds, Memorial Hospital Project,	9/23 at 100.00	BBB	9,273,875
	Series 2013A, 5.000%, 9/01/37
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	BBB	2,120,060
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,075,480
12,675	Total Wyoming			12,469,415
$ 1,878,976	Total Municipal Bonds (cost $1,565,784,653)			1,608,321,450

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 201	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 36,253
57	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	7,565
$ 258	Total Corporate Bonds (cost $12,836)				43,818
	Total Long-Term Investments (cost $1,565,797,489)				1,608,365,268

Principal		Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.3% of Total Investments)
	MUNICIPAL BONDS – 0.4% (0.3% of Total Investments)
	South Carolina – 0.4% (0.3% of Total Investments)
$ 4,225	South Carolina Educational Facilities Authority, Charleston Southern University Education	5/14 at 100.00		F-1	$ 4,225,000
	Facilities Revenue Bond, Variable Rate Demand Obligations, Series 2003, 0.070%, 4/01/28 (8)
$ 4,225	Total Short-Term Investments (cost $4,225,000)				4,225,000
	Total Investments (cost $1,570,022,489) – 146.6%				1,612,590,268
	Floating Rate Obligations – (5.8)%				(63,850,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (13.7)% (9)				(151,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (31.8)% (10)				(349,900,000)
	Other Assets Less Liabilities – 4.7% (11)				52,098,811
	Net Assets Applicable to Common Shares – 100%				$ 1,099,939,079

Investments in Derivatives as of January 31, 2014
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
Barclays Bank PLC	$85,600,000	Receive	Weekly USD-SIFMA	3.258%	Quarterly	2/20/15	2/20/30	$(1,655,366)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,608,321,450	$ —	$1,608,321,450
Corporate Bonds	—	—	43,818	43,818
Short-Term Investments:
Municipal Bonds	—	4,225,000	—	4,225,000
Investments in Derivatives:
Interest Rate Swaps*	—	(1,655,366)	—	(1,655,366)
Total	$ —	$1,610,891,084	$43,818	$1,610,934,902
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $1,519,703,927.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 76,047,679
Depreciation	(47,010,151)
Net unrealized appreciation (depreciation) of investments	$ 29,037,528

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 9.4%.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 21.7%.
(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the Securities and Exchange Commission. Specifically,
Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
USD-SIFMA	United States Dollar - Securities Industry and Financial Markets Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014